TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before taxes on income (tax benefit), as reported in the consolidated statements of income (loss)	$ 7,135	$ 459	$ 35,869
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical taxes on income	$ 1,641	$ 105	$ 8,250
Currency differences	621	3,393	2,437
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	(883)	(968)	(1,204)
Changes in valuation allowance	1,999	1,823	(1,674)
Capital (gain) loss from merger, acquisition and related litigation expense, net	0	0	(7,749)
Expiration of carryforward tax losses	1,517	1,032	1,367
Exempt subsidy income	6,758	(6,353)	(4,768)
Release of trapped earnings	12,880
Nondeductible expenses and other differences	2,046	4,460	4,134
Tax benefit	$ 13,063	$ 3,492	$ 793